INVESTMENTS - Warrants (Details)	12 Months Ended
Dec. 31, 2025 CAD ($) $ / shares shares
INVESTMENTS
Warrants Exercise Price Per Share | $ / shares	$ 0.7
Number of warrants ratio	10
Recognized a loss	$ 715,190
Reversal of unrealized gains	$ 540,690
Maritime Resources Corp
INVESTMENTS
Warrants held, Quantity | shares	1,532,457
Warrants held, Cost	$ 174,500
Warrants held, Fair Value	$ 147,000